Supplement dated March 6, 2019
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust II
Columbia Limited Duration Credit Fund	12/1/2018	3/1/2019
Timothy Doubek, co-portfolio manager of the Fund, is on a medical leave of absence from Columbia Management Investment Advisers, LLC, and is currently anticipated to return in mid-April 2019. Tom Murphy and Royce Wilson will continue to serve as co-portfolio managers for the Fund.
Shareholders should retain this Supplement for future reference.
SUP183_07_001_(03/19)